Non-Financial Assets	12 Months Ended
Dec. 31, 2022
Non-Financial Assets
Non-Financial Assets

19.Non-Financial Assets

Non-financial assets are as follows:

In € thousand	12/31/2022	12/31/2021
Advance payments	4,069	8,113
Prepaid expenses	9,418	—
Total non-current non-financial assets	13,487	8,113
Value added tax claims	1,696	12,602
Prepaid expenses	16,241	9,924
Miscellaneous other current non-financial assets	711	468
Total current non-financial assets	18,648	22,994
Total non-financial assets	32,135	31,107

Advance payments are payments made for the acquisition of fixed assets €4,069 thousand (2021: €8,113 thousand). Non-current prepaid expenses mainly consist of multi-year supplier contracts which have required upfront prepayments due to necessary investments by the suppliers €9,418 thousand (2021: nil). Current prepaid expenses mainly relate to manufacturing costs prepaid €16,241 thousand (2021: €9,924 thousand).  Miscellaneous other current non-financial assets relate mainly to receivables from suppliers amounting to €374 thousand (2021: €372 thousand).